Annual Total Returns [BarChart] - First Trust Mega Cap AlphaDEX Fund - First Trust Mega Cap AlphaDEX Fund	Dec. 01, 2020
Bar Chart Table:
2012	8.32%
2013	31.92%
2014	8.97%
2015	(0.26%)
2016	8.21%
2017	20.85%
2018	(2.80%)
2019	21.20%